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                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, D.C. 2004



May 2, 2002

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      Bishop Street Funds (File Nos. 33-80514 and 811-08572)
         Filing Pursuant to Rule 497(j)


Ladies and Gentlemen:

On behalf of our client, the Bishop Street Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectuses and Statement of Additional Information for the Trust, dated April 30, 2002, do not differ from that contained in the Trust's Post-Effective Amendment No. 17 which was filed via EDGAR on April 26, 2002.

Please contact me at (215) 963-4790 if you have any questions or comments concerning this filing.


Sincerely,

/s/ Richard W. Grant

Richard W. Grant